INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Summary of intangible assets

		Radio									Internal
	Purchased	spectrum	Operating	Contract	Customer		Supplier	Trade	Platform	Non-compete	use
	software	license	Permits	backlog	relationships	Licenses	relationships	names	software	agreements	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2018	50,629	77,141	—	11,750	137,882	4,268	20,144	96,404	683	154	2,060	401,115
Additions	18,744	—	—	—	—	—	—	—	—	—	6,093	24,837
Disposals	(6,772)	—	—	—	—	—	—	—	—	—	—	(6,772)
Foreign currency translation difference	364	3,884	—	—	—	—	—	—	—	—	—	4,248
Amortization expense	(15,711)	(8,117)	—	(6,588)	(24,921)	(385)	(3,074)	(5,813)	(683)	(110)	(2,713)	(68,115)
Intangible assets, net December 31, 2018	47,254	72,908	—	5,162	112,961	3,883	17,070	90,591	—	44	5,440	355,313
Additions	11,128	—	100,380	—	—	—	—	—	—	—	13,189	124,697
Foreign currency translation difference	413	1,200	—	—	—	—	—	—	—	—	—	1,613
Amortization expense	(16,068)	(8,985)	(3,136)	(5,162)	(24,921)	(385)	(3,074)	(5,813)	—	(44)	(3,440)	(71,028)
Intangible assets, net December 31, 2019	42,727	65,123	97,244	—	88,040	3,498	13,996	84,778	—	—	15,189	410,595
Intangible assets, net December 31, 2019 (US$)	6,137	9,354	13,968	—	12,646	503	2,010	12,178	—	—	2,182	58,978

Summary of annual estimated amortization expenses of intangible assets

	RMB	US$
2020	59,115	8,491
2021	55,400	7,958
2022	50,005	7,183
2023	34,274	4,923
2024	13,820	1,985
	212,614	30,540